Supplemental Consolidated Balance Sheet Information	12 Months Ended
Dec. 31, 2024
Supplemental Consolidated Balance Sheet Information [Abstract]
Supplemental Consolidated Balance Sheet Information

Note 3 — Supplemental Consolidated Balance Sheet Information

Accounts Receivable, Net

Accounts receivable consisted of the following as of December 31, 2024 and December 31, 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Accounts receivable, gross	$30	$—
Less allowance for credit losses	—	—
Accounts receivable, net	$30	$—

The Company evaluated the collectability of its accounts receivable as of December 31, 2024 and 2023, and determined that no allowance for credit losses was required for both years. There were no provisions, write-offs, or recoveries during the year ended December 31, 2024 and 2023.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2024 and December 31, 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Other receivables	$170	$34
Prepaid insurance	86	454
Prepaid expenses, other	142	19
Total prepaid expenses and other current assets	$398	$507

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2024 and December 31, 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Litigation reserve	$1,628	$8
Compensation related fees	1,112	130
Accrued professional fees	802	202
Accrued consulting fees	383	6
Accrued interest expense	161	321
Sales tax payable	4	2
Total accrued expenses and other current liabilities	$4,090	$669